Long-Term Investments and Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2023
Investments, Debt and Equity Securities [Abstract]
Long-Term Investments

	December 31, 2023	December 31, 2022
Long-term investments	22	11
Total	22	11